Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 12, 2011
Document And Entity Information
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		12,715,262
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011
Amendment Description	PRELIMINARY PROSPECTUS, SUBJECT TO COMPLETION, DATED AUGUST 17, 2011